Digital Asset Collateral Receivable - Schedule of Collateral for Loan Borrowings (Details) - Digital Assets [Member] $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Pledged BTC- current
Pledged BTC - current, accounts payable - Quantity	[1]	22	131
Pledged BTC - current, accounts payable - Fair Value	[1]	$ 1,932	$ 12,569
Pledged BTC - current, loan borrowings - Quantity	[2]	252
Pledged BTC - current, loan borrowings - Fair Value	[2]	$ 22,143
Pledged BTC-non-current
Pledged BTC-non-current, loan borrowings - Quantity	[2]		502
Pledged BTC-non-current, loan borrowings - Fair Value	[2]		$ 47,827
Digital asset collateral receivable		274	633
Digital asset collateral receivable		$ 24,075	$ 60,396

[1]	The BTC was pledged for the accounts payable due to a supplier of mining equipment, who is a related party of the Company. This collateral is expected to be released when the related outstanding payables are paid within one year.
[2]	The BTC was pledged for long-term loans (see Note 13). This collateral is expected to be released when the related loans are matured and repaid.